UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21938

Voya Natural Resources Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya Natural Resources Equity Income Fund

The schedules are not audited.

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2018 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Canada: 15.4%
173,216	(1)	B2Gold Corp.	$424,379	0.4
117,784		Canadian Natural Resources Ltd.	2,962,268	2.5
55,683		Crescent Point Energy Corp.	164,822	0.1
94,310		Enbridge, Inc.	3,086,766	2.6
51,352		Enerplus Corp.	494,520	0.4
102,167	(1)	Iamgold Corp.	311,609	0.3
51,235		Kirkland Lake Gold Ltd.	1,064,663	0.9
18,179		Norbord, Inc.	508,467	0.4
78,632		PAN American Silver Corp.	1,014,353	0.9
15,974		Pembina Pipeline Corp.	537,844	0.5
142,541		Suncor Energy, Inc.	4,602,649	3.9
41,240		Teck Cominco Ltd. - Class B	837,172	0.7
43,051		TransCanada Corp.	1,761,647	1.5
141,939		Yamana Gold, Inc.	295,233	0.3
			18,066,392	15.4

		United Kingdom: 1.2%
62,066		TechnipFMC PLC	1,433,104	1.2

		United States: 82.6%
42,951		Anadarko Petroleum Corp.	2,272,108	1.9
7,842		Apache Corp.	275,489	0.2
15,322		Avery Dennison Corp.	1,477,041	1.3
11,173		Baker Hughes a GE Co.	254,968	0.2
7,843		Ball Corp.	385,170	0.3
32,126	(1)	Carrizo Oil & Gas, Inc.	549,676	0.5
4,980	(1)	Cheniere Energy, Inc.	304,378	0.3
86,753		Chevron Corp.	10,318,402	8.8
10,166		Compass Minerals International, Inc.	509,317	0.4
20,906	(1)	Concho Resources, Inc./Midland TX	2,724,888	2.3
90,935		ConocoPhillips	6,018,078	5.1
19,309	(1)	Continental Resources, Inc.	882,807	0.8
32,716	(1)	Crown Holdings, Inc.	1,677,676	1.4
17,900		Delek US Holdings, Inc.	712,241	0.6
12,218		Devon Energy Corp.	330,253	0.3
20,279	(1)	Dril-Quip, Inc.	796,154	0.7
14,894		Eagle Materials, Inc.	1,087,262	0.9
49,583		EOG Resources, Inc.	5,122,420	4.4
32,895		EQT Corp.	615,465	0.5
26,316	(1)	Equitrans Midstream Corp.	587,373	0.5
31,114	(1)	Extraction Oil & Gas, Inc.	177,350	0.2
111,637		Exxon Mobil Corp.	8,875,141	7.5
33,137	(1)	Forum Energy Technologies, Inc.	221,686	0.2
92,184		Freeport-McMoRan, Inc.	1,100,677	0.9
19,915		Greif, Inc. - Class A	1,021,042	0.9
40,683	(1)	Gulfport Energy Corp.	346,619	0.3
85,802		Halliburton Co.	2,696,757	2.3
5,542		Helmerich & Payne, Inc.	335,845	0.3
4,839		Hess Corp.	260,774	0.2
24,431		HollyFrontier Corp.	1,526,205	1.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
10,301		International Paper Co.	$475,803	0.4
92,405		Kinder Morgan, Inc.	1,577,353	1.3
107,788	(1)	Laredo Petroleum, Inc.	471,034	0.4
46,471		Louisiana-Pacific Corp.	1,062,327	0.9
73,064		Marathon Oil Corp.	1,219,438	1.0
60,544		Marathon Petroleum Corp.	3,945,047	3.4
47,505	(1)	McDermott International, Inc.	413,769	0.4
9,090		National Oilwell Varco, Inc.	291,880	0.2
69,253		Newmont Mining Corp.	2,239,642	1.9
13,253		Noble Energy, Inc.	314,626	0.3
30,742	(1)	Oasis Petroleum, Inc.	219,498	0.2
67,327		Occidental Petroleum Corp.	4,731,068	4.0
37,870		Oneok, Inc.	2,326,354	2.0
16,227		Packaging Corp. of America	1,587,325	1.3
52,191	(1)	Parsley Energy, Inc.	1,050,605	0.9
38,661		Patterson-UTI Energy, Inc.	536,615	0.5
23,825		PBF Energy, Inc.	921,551	0.8
20,288	(1)	PDC Energy, Inc.	688,575	0.6
28,437		Peabody Energy Corp.	885,528	0.8
39,526		Phillips 66	3,696,471	3.1
14,785		Pioneer Natural Resources Co.	2,184,484	1.9
92,725	(1)	QEP Resources, Inc.	744,582	0.6
11,099		Royal Gold, Inc.	811,892	0.7
84,375		Schlumberger Ltd.	3,805,312	3.2
62,646	(1)	SRC Energy, Inc.	361,467	0.3
42,890	(1)	Summit Materials, Inc.	621,905	0.5
6,139		Targa Resources Corp.	273,984	0.2
48,805		US Silica Holdings, Inc.	692,543	0.6
39,363		Valero Energy Corp.	3,145,104	2.7
3,273		Vulcan Materials Co.	345,989	0.3
7,123		WestRock Co.	335,564	0.3
8,845	(1)	Whiting Petroleum Corp.	267,738	0.2
54,173		Williams Cos., Inc.	1,371,660	1.2
			97,079,995	82.6

	Total Common Stock
	(Cost $142,386,782)		116,579,491	99.2

SHORT-TERM INVESTMENTS: 0.8%
	Mutual Funds: 0.8%
957,000	(2) Goldman Sachs Financial Square Government Fund - Institutional Shares, 2.100%
	(Cost $957,000)	957,000	0.8

	Total Short-Term Investments
	(Cost $957,000)	957,000	0.8

	Total Investments in Securities (Cost $143,343,782)	$117,536,491	100.0
	Assets in Excess of Other Liabilities	37,698	0.0
	Net Assets	$117,574,189	100.0

(1)	Non-income producing security.
(2)	Rate shown is the 7-day yield as of November 30, 2018.

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2018 (Unaudited)(Continued)

Industry Diversification	Percentage of Net Assets
Oil & Gas Exploration & Production	24.8%
Integrated Oil & Gas	24.2
Oil & Gas Refining & Marketing	11.3
Oil & Gas Equipment & Services	7.8
Oil & Gas Storage & Transportation	7.1
Paper Packaging	3.3
Mining	3.1
Gold	2.9
Metal & Glass Containers	2.6
Diversified Metals & Mining	2.0
Utilities	2.0
Oil & Gas	1.9
Construction Materials	1.2
Building Materials	0.9
Pipelines	1.0
Materials	0.9
Coal	0.8
Oil&Gas Services	0.6
Oil & Gas Drilling	0.5
Energy	0.3
Short-Term Investments	0.8
Assets in Excess of Other Liabilities	–
Net Assets	100.0%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2018 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2018
Asset Table
Investments, at fair value
Common Stock*	$116,579,491	$–	$–	$116,579,491
Short-Term Investments	957,000	–	–	957,000
Total Investments, at fair value	$117,536,491	$–	$–	$117,536,491
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(858,471)	$–	$(858,471)
Total Liabilities	$–	$(858,471)	$–	$(858,471)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Natural Resources Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of November 30, 2018 (Unaudited)(Continued)

At November 30, 2018, the following OTC written equity options were outstanding for Voya Natural Resources Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Premiums Received	Fair Value

Energy Select Sector SPDR® Fund	HSBC Bank USA N.A.	Call	01/04/19	67.430	USD	512,782	33,900,018	$637,337	$(637,337)
Materials Select Sector SPDR® Fund	Citibank N.A.	Call	12/21/18	56.340	USD	139,392	7,612,197	94,717	(43,605)
SPDR S&P Oil & Gas Exploration & Production ETF	Citibank N.A.	Call	12/21/18	36.490	USD	368,345	12,085,399	355,858	(124,229)
VanEck Vectors Gold Miners ETF	HSBC Bank USA N.A.	Call	12/21/18	19.770	USD	242,518	4,629,669	106,683	(53,300)
								$1,194,595	$(858,471)

Currency Abbreviations
USD	-	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2018 was as follows:

	Instrument Type	Fair Value
Derivatives not accounted for as hedging instruments

Liability Derivatives

Equity contracts	Written options	$858,471
Total Liability Derivatives		$858,471

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2018:

	Citibank N.A.	HSBC Bank USA N.A.	Totals
Liabilities:
Written options	$167,834	$690,637	$858,471
Total Liabilities	$167,834	$690,637	$858,471

Net OTC derivative instruments by counterparty, at fair value	$(167,834)	$(690,637)	(858,471)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(167,834)	$(690,637)	$(858,471)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

At November 30, 2018, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $142,299,660.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$4,473,785
Gross Unrealized Depreciation	(30,073,652)
Net Unrealized Depreciation	$(25,599,867)

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Natural Resources Equity Income Fund

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date:	January 25, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	January 25, 2019